Pension, Health Care and Postretirement Benefits Other Than Pensions	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
PENSION, HEALTH CARE AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
PENSION, HEALTH CARE AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS
The Company provides pension benefits to substantially all employees through primarily noncontributory defined contribution or defined benefit plans and certain health care and life insurance benefits to domestic active employees and eligible retirees. In accordance with the Retirement Benefits Topic of the ASC, the Company recognizes an asset for overfunded defined benefit pension or other postretirement benefit plans and a liability for unfunded or underfunded plans. In addition, actuarial gains and losses and prior service costs of such plans are recorded in Cumulative other comprehensive loss, a component of Shareholders’ equity. The amounts recorded in Cumulative other comprehensive loss will continue to be modified as actuarial assumptions and service costs change, and all such amounts will be amortized to expense over a period of years through the net pension cost (credit) and net periodic benefit cost.
Health care plans. The Company provides certain domestic health care plans that are contributory and contain cost-sharing features such as deductibles and coinsurance. There were 21,918, 21,239 and 19,440 active employees entitled to receive benefits under these plans at December 31, 2015, 2014 and 2013, respectively. The cost of these benefits for active employees, which includes claims incurred and claims incurred but not reported, amounted to $217,781, $202,787 and $174,588 for 2015, 2014 and 2013, respectively.
Defined contribution pension plans. The Company’s annual contribution for its domestic defined contribution pension plan was $35,435, $32,384 and $27,803 for 2015, 2014 and 2013, respectively. The contribution percentage ranges from two percent to seven percent of compensation for covered employees based on an age and service formula. Assets in employee accounts of the domestic defined contribution pension plan are invested in various investment funds as directed by the participants. These investment funds did not own a significant number of shares of the Company’s common stock for any year presented.
The Company’s annual contributions for its foreign defined contribution pension plans, which are based on various percentages of compensation for covered employees up to certain limits, were $5,888, $4,592 and $1,428 for 2015, 2014 and 2013, respectively. Assets in employee accounts of the foreign defined contribution pension plans are invested in various investment funds. These investment funds did not own a significant number of shares of the Company’s common stock for any year presented.
Defined benefit pension plans. The Company has one salaried and one hourly domestic defined benefit pension plan, and twenty-two foreign defined benefit pension plans, including three Canadian plans acquired in connection with the 2013 acquisition of Comex's U.S./Canada business. All participants in the domestic salaried defined benefit pension plan prior to January 1, 2002 retain the previous defined benefit formula for computing benefits with certain modifications for active employees. Employees who became participants on or after January 1, 2002 are credited with certain contribution credits that range from two percent to seven percent of compensation based on an age and service formula. Contribution credits are converted into units to account for each participant’s benefits. Participants will receive a variable annuity benefit upon retirement or a lump sum distribution upon termination (if vested). The variable annuity benefit is subject to the hypothetical returns achieved on each participant’s allocation of units from investments in various investment funds as directed by the participant. Contribution credits to the revised domestic salaried defined benefit pension plan are being funded through existing plan assets. Effective October 1, 2011, the domestic salaried defined benefit pension plan was frozen for new hires, and all newly hired U.S. non-collectively bargained employees are eligible to participate in the Company’s domestic defined contribution plan.
In connection with the 2013 acquisition of Comex's U.S./Canada business, the Company acquired a domestic defined benefit pension plan (Comex Plan). The Comex Plan was merged into the Company's salaried defined benefit pension plan as of November 29, 2013 and was frozen for new participants as of December 31, 2013. Accrued benefits and vesting service under the Comex Plan were credited under the Company's domestic salaried defined benefit pension plan.
At December 31, 2015, the domestic salaried and hourly defined benefit pension plans were overfunded, with a projected benefit obligation of $624,791, fair value of plan assets of $858,605 and excess plan assets of $233,814. The plans are funded in accordance with all applicable regulations at December 31, 2015 and no funding will be required in 2016. At December 31, 2014, the domestic salaried and hourly defined benefit pension plans were overfunded, with a projected benefit obligation of $653,338, fair value of plan assets of $896,071 and excess plan assets of $242,733. At December 31, 2013, the domestic salaried and hourly defined benefit pension plan were overfunded, with a projected benefit obligation of $582,036, fair value of plan assets of $870,386 and excess plan assets of $288,350.
At December 31, 2015, seventeen of the Company’s foreign defined benefit pension plans were unfunded or underfunded, with combined accumulated benefit obligations, projected benefit obligations, fair values of net assets and deficiencies of plan assets of $102,468, $131,293, $80,710 and $50,583, respectively. A decrease of $32,669 from 2014 in the combined projected benefit obligations of all foreign defined benefit pension plans was primarily due to changes in plan assumptions and a settlement charge related to one of the acquired Canada plans.
The Company expects to make the following benefit payments for all domestic and foreign defined benefit pension plans: $52,635 in 2016; $53,374 in 2017; $54,088 in 2018; $54,356 in 2019; $55,359 in 2020; and $278,245 in 2021 through 2025. The Company expects to contribute $4,405 to the foreign plans in 2016.
The estimated net actuarial losses and prior service costs for the defined benefit pension plans that are expected to be amortized from Cumulative other comprehensive loss into the net pension costs in 2016 are $6,957 and $1,205, respectively.
The following table summarizes the components of the net pension costs and Cumulative other comprehensive loss related to the defined benefit pension plans:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2015	2014	2013	2015	2014	2013
Net pension costs:
Service costs	$21,120	$21,342	$23,176	$5,071	$5,261	$5,039
Interest costs	24,535	26,266	18,444	8,719	10,422	7,940
Expected returns on plan assets	(52,095)	(51,293)	(42,937)	(9,296)	(10,836)	(7,487)
Amortization of prior service costs	1,310	1,837	1,823
Amortization of actuarial losses	1,962		13,147	1,910	1,413	1,716
Ongoing pension (credits) costs	(3,168)	(1,848)	13,653	6,404	6,260	7,208
Settlement costs (credits)				3,255	(3,422)	(220)
Net pension (credits) costs	(3,168)	(1,848)	13,653	9,659	2,838	6,988
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses (gains) arising during the year	15,359	47,785	(90,669)	1,907	21,792	(5,487)
Prior service costs during the year		2,242	1,756
Amortization of prior service costs	(1,310)	(1,837)	(1,823)
Amortization of actuarial losses	(1,962)		(13,147)	(1,910)	(1,413)	(1,716)
Exchange rate (loss) gain recognized during year				(5,830)	(7,988)	819
Total recognized in Cumulative other comprehensive loss	12,087	48,190	(103,883)	(5,833)	12,391	(6,384)
Total recognized in net pension costs (credits) and Cumulative other comprehensive loss	$8,919	$46,342	$(90,230)	$3,826	$15,229	$604

The Company employs a total return investment approach for the domestic and foreign defined benefit pension plan assets. A mix of equities and fixed income investments are used to maximize the long-term return of assets for a prudent level of risk. In determining the expected long-term rate of return on defined benefit pension plan assets, management considers the historical rates of return, the nature of investments and an expectation of future investment strategies. The target allocations for plan assets are 45 – 65 percent equity securities and 30 – 40 percent fixed income securities.
The following tables summarize the fair value of the defined benefit pension plan assets at December 31, 2015, 2014 and 2013:

	Fair Value at December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$13,475		$13,475
Equity investments (b)	688,799	$372,033	316,766
Fixed income investments (c)	290,470	141,448	149,022
Other assets (d)	28,200		16,361	$11,839
	$1,020,944	$513,481	$495,624	$11,839

	Fair Value at December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$14,846		$14,846
Equity investments (b)	739,358	$404,542	334,816
Fixed income investments (c)	285,042	141,529	143,513
Other assets (d)	44,470		28,436	$16,034
	$1,083,716	$546,071	$521,611	$16,034

	Fair Value at December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$15,055	$1,941	$13,114
Equity investments (b)	736,873	419,779	317,094
Fixed income investments (c)	255,927	125,377	130,550
Other assets (d)	47,494		29,553	$17,941
	$1,055,349	$547,097	$490,311	$17,941

(a)	This category includes a full range of high quality, short-term money market securities.

(b)	This category includes actively managed equity assets that track primarily to the S&P 500.

(c)	This category includes government and corporate bonds that track primarily to the Barclays Capital Aggregate Bond Index.

(d)	This category consists of venture capital funds.
The following tables summarize the changes in the fair value of the defined benefit pension plan assets classified as level 3 at December 31, 2015, 2014 and 2013:

	Balance at December 31, 2014	Dispositions	Net Realized and Unrealized Gains	Balance at December 31, 2015
Other assets	$16,034	$(5,928)	$1,733	$11,839

	Balance at December 31, 2013	Dispositions	Net Realized and Unrealized Gains	Balance at December 31, 2014
Other assets	$17,941	$(4,320)	$2,413	$16,034

	Balance at January 1, 2013	Dispositions	Net Realized and Unrealized Gains	Balance at December 31, 2013
Other assets	$18,850	$(4,068)	$3,159	$17,941

Included as equity investments in the domestic defined benefit pension plan assets at December 31, 2015 were 300,000 shares of the Company’s common stock with a market value of $77,880, representing 9.1 percent of total domestic plan assets. Dividends received on the Company’s common stock during 2015 totaled $804.
The following table summarizes the obligations, plan assets and assumptions used for the defined benefit pension plans, which are all measured as of December 31:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2015	2014	2013	2015	2014	2013
Accumulated benefit obligations at end of year	$621,873	$648,480	$577,736	$172,426	$203,610	$187,670
Projected benefit obligations:
Balances at beginning of year	$653,338	$582,036	$466,827	$234,524	$222,996	$168,758
Service costs	21,120	21,342	23,176	5,071	5,261	5,039
Interest costs	24,535	26,266	18,444	8,719	10,422	7,940
Actuarial (gains) losses	(40,602)	68,748	(5,488)	(3,045)	32,551	5,939
Acquisitions of businesses and other		2,242	113,174	1,072	(6,692)	39,622
Settlements				(18,707)	(3,370)
Effect of foreign exchange				(17,211)	(18,987)	1,549
Benefits paid	(33,600)	(47,296)	(34,097)	(8,569)	(7,657)	(5,851)
Balances at end of year	624,791	653,338	582,036	201,854	234,524	222,996
Plan assets:
Balances at beginning of year	896,071	870,386	703,563	187,645	184,963	133,013
Actual returns on plan assets	(3,866)	72,256	128,117	4,844	20,240	20,316
Acquisitions of businesses and other		725	72,803	11,424	7,328	36,106
Settlements				(18,707)	(3,370)
Effect of foreign exchange				(14,298)	(13,859)	1,379
Benefits paid	(33,600)	(47,296)	(34,097)	(8,569)	(7,657)	(5,851)
Balances at end of year	858,605	896,071	870,386	162,339	187,645	184,963
Excess (deficient) plan assets over projected benefit obligations	$233,814	$242,733	$288,350	$(39,515)	$(46,879)	$(38,033)
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	$233,814	$242,733	$288,350	$11,068	$7,411	$14,096
Other accruals				(1,442)	(810)	(1,126)
Other long-term liabilities				(49,141)	(53,480)	(51,003)
	$233,814	$242,733	$288,350	$(39,515)	$(46,879)	$(38,033)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(120,454)	$(107,057)	$(59,272)	$(41,741)	$(47,574)	$(35,183)
Prior service costs	(5,138)	(6,448)	(6,043)
	$(125,592)	$(113,505)	$(65,315)	$(41,741)	$(47,574)	$(35,183)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	4.40%	3.95%	4.65%	4.20%	3.92%	4.89%
Rate of compensation increase	3.14%	4.00%	4.00%	4.00%	3.70%	4.31%
Weighted-average assumptions used to determine net pension costs:
Discount rate	3.95%	4.65%	3.73%	3.92%	4.89%	4.58%
Expected long-term rate of return on assets	6.00%	6.00%	6.00%	4.84%	5.58%	5.67%
Rate of compensation increase	4.00%	4.00%	4.00%	3.70%	4.31%	4.08%

Postretirement Benefits Other Than Pensions. Employees of the Company hired in the United States prior to January 1, 1993 who are not members of a collective bargaining unit, and certain groups of employees added through acquisitions, are eligible for health care and life insurance benefits upon retirement, subject to the terms of the unfunded plans. There were 4,442, 4,443 and 4,419 retired employees entitled to receive such postretirement benefits at December 31, 2015, 2014 and 2013, respectively.

The following table summarizes the obligation and the assumptions used for postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2015	2014	2013
Benefit obligation:
Balance at beginning of year - unfunded	$295,149	$286,651	$338,134
Service cost	2,485	2,434	3,061
Interest cost	11,182	12,782	12,183
Actuarial (gain) loss	(19,370)	27,757	(50,593)
Plan amendments	(9,269)	(19,043)	(2,503)
Benefits paid	(16,794)	(15,432)	(13,631)
Balance at end of year - unfunded	$263,383	$295,149	$286,651
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$(248,523)	$(277,892)	$(268,874)
Other accruals	(14,860)	(17,257)	(17,777)
	$(263,383)	$(295,149)	$(286,651)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(15,664)	$(36,044)	$(8,287)
Prior service credits	25,784	21,043	2,503
	$10,120	$(15,001)	$(5,784)
Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.30%	3.90%	4.60%
Health care cost trend rate - pre-65	6.00%	7.00%	7.50%
Health care cost trend rate - post-65	5.00%	6.50%	6.50%
Prescription drug cost increases	11.50%	6.50%	7.00%
Employer Group Waiver Plan (EGWP) trend rate	11.50%	8.00%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	3.90%	4.60%	3.70%
Health care cost trend rate - pre-65	7.00%	7.50%	8.00%
Health care cost trend rate - post-65	6.50%	6.50%	8.00%
Prescription drug cost increases	6.50%	7.00%	8.00%

The following table summarizes the components of the net periodic benefit cost and cumulative other comprehensive loss related to postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2015	2014	2013
Net periodic benefit cost:
Service cost	$2,485	$2,434	$3,061
Interest cost	11,182	12,782	12,183
Amortization of actuarial losses	1,011		3,934
Amortization of prior service credit	(4,529)	(503)	(328)
Net periodic benefit cost	10,149	14,713	18,850
Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial (gain) loss	(19,370)	27,757	(50,593)
Prior service credit arising during the year	(9,269)	(19,043)	(2,503)
Amortization of actuarial losses	(1,011)		(3,934)
Amortization of prior service credit	4,529	503	328
Total recognized in Cumulative other comprehensive loss	(25,121)	9,217	(56,702)
Total recognized in net periodic benefit cost and Cumulative other comprehensive loss	$(14,972)	$23,930	$(37,852)

The estimated net actuarial losses and prior service (credits) for postretirement benefits other than pensions that are expected to be amortized from Cumulative other comprehensive loss into net periodic benefit cost in 2016 are $0 and $(6,579), respectively.
The assumed health care cost trend rate and prescription drug cost increases used to determine the net periodic benefit cost for postretirement health care benefits for 2016 both decrease in each successive year until reaching 4.5 percent in 2024. The assumed health care and prescription drug cost trend rates have a significant effect on the amounts reported for the postretirement health care benefit obligation. A one-percentage-point change in assumed health care and prescription drug cost trend rates would have had the following effects at December 31, 2015:

	One-Percentage Point
	Increase	(Decrease)
Effect on total of service and interest cost components	$26	$(70)
Effect on the postretirement benefit obligation	$1,667	$(2,483)

The Company expects to make retiree health care benefit cash payments as follows:

Expected Cash Payments
2016	$14,860
2017	15,856
2018	16,816
2019	17,671
2020	18,294
2021 through 2025	94,114
Total expected benefit cash payments	$177,611